SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of supplementary cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of supplementary cash flow information [abstract]
Accounts receivable	$ (2,842)	$ (3,602)
Inventories	(23,972)	(14,035)
Prepaids	(4,239)	(1,835)
Accounts payable and accrued liabilities	(12,226)	14,704
Advance payment on product sales	(3,371)	1,159
Interest payable	(128)	100
Mineral tax payable	(1,341)	(1,937)
Net change in working capital	(48,119)	(5,446)
Non-cash investing and financing activities
Cariboo acquisition, net assets	65,930	0
Assets acquired under capital lease	1,087	489
Right-of-use assets	$ 11,179	$ 11,893